Subsequent Events (Details) - Subsequent Event - Installemnt 4 - FY 2019	1 Months Ended
Jan. 22, 2020 $ / shares
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Jan. 22, 2020
Dividends per share	$ 0.3
Dividends Payable, Date of Payment	Apr. 07, 2020
Dividends Payable, Date of Record	Mar. 05, 2020